Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Investor Classa
Account Value		$ 34,415	$ 27,700	$ 21,488	$ 27,315	$ 19,151	$ 15,499	$ 14,165	$ 11,198
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Institutional Classa
Account Value		$ 350,643	281,717	217,860	276,175	193,130	155,950	142,241	112,143
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 28,984	23,270	19,458	21,768	15,461	14,382	13,025	11,388
Russell 1000 Growth Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return Index
Account Value		$ 38,198	28,617	22,514	27,718	19,451	15,778	14,143	11,544
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 289,843	232,701	194,576	217,685	154,612	143,818	130,250	113,880
Russell 1000 Growth Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return Index
Account Value		$ 381,983	$ 286,168	$ 225,140	$ 277,176	$ 194,513	$ 157,777	$ 141,431	$ 115,443

[1]
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.

[2]
a	The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund.